Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	7 Months Ended	12 Months Ended
	Jan. 28, 2021	Sep. 21, 2020	Aug. 07, 2020	Aug. 04, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2016	Jun. 30, 2020	Jun. 04, 2020	Mar. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Subject to possible redemption					186,977,448	136,493,663	136,493,663
Dividends	$ 0						$ 0
Convertible preferred Stock, conversion terms					Automatic Conversion: Each share of the Convertible Preferred Stock shall automatically be converted into fully paid and nonassessable shares of Class A common Stock, at the then-effective conversion rates upon the earlier of (i) the vote or written consent of holders of at least a majority of the voting power represented by the then-outstanding shares of Convertible Preferred Stock, voting as a separate class on an as-converted basis or (ii) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock at an offering price of not less than $19.9 per share and with aggregate gross proceeds to the Company (prior to deduction of underwriters’ commissions and expenses) of not less than $30.0 million.		Automatic Conversion: Each share of the Convertible Preferred Stock shall automatically be converted into fully paid and nonassessable shares of Class A common Stock, at the then-effective conversion rates upon the earlier of (i) the vote or written consent of holders of at least a majority of the voting power represented by the then-outstanding shares of Convertible Preferred Stock, voting as a separate class on an as-converted basis or (ii) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock at an offering price of not less than $4.00 per share and with aggregate gross proceeds to the Company (prior to deduction of underwriters’ commissions and expenses) of not less than $30.0 million.
Adjustments to carrying amount of convertible preferred stock					$ 1,011,726
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized					322,000,000	265,000,000	265,000,000						265,000,000
Common stock par value					$ 0.000001	$ 0.000001	$ 0.000001						$ 0.000001
Common stock, shares issued					25,328,668	23,578,583	23,578,583						9,194,900
Common stock, shares outstanding					25,328,668	23,578,583	23,578,583						9,194,900
Common stock, voting rights					One vote per share		One vote per share
Common stock shares issued upon conversion					1,000,000		2,900,000
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized					92,500,000	92,500,000	92,500,000						92,500,000
Common stock par value					$ 0.000001	$ 0.000001	$ 0.000001						$ 0.000001
Common stock, shares issued					70,100,000	71,100,000	71,100,000						71,100,000
Common stock, shares outstanding					70,100,000	71,100,000	71,100,000						71,100,000
Common stock, voting rights					Ten votes per share		Ten votes per share
Common stock shares converted					1,000,000		2,900,000
Founders Convertible Preferred Stock
Class of Stock [Line Items]
Preference shares authorized					18,500,000	18,500,000	18,500,000						18,500,000
Preference shares, par value (in Dollars per share)					$ 0.000001	$ 0.000001	$ 0.000001						$ 0.000001
Convertible preferred stock, issued					10,870,562	18,500,000	18,500,000		18,500,000				18,500,000
Convertible preferred stock, description									The Founders Convertible Preferred Stock can be converted into Class A common stock or Class B common stock on a one-to-one basis at any time.
Number of shares transferred	1,588,030
Preferred stock, shares outstanding					10,870,562	18,500,000	18,500,000						18,500,000
Founders Convertible Preferred Stock | CEO
Class of Stock [Line Items]
Number of shares sold	3,775,879
Number of shares transferred	794,015
Founders Convertible Preferred Stock | CTO
Class of Stock [Line Items]
Number of shares sold	2,265,529
Number of shares transferred	794,015
Convertible Preferred Stock
Class of Stock [Line Items]
Subject to possible redemption					186,977,448	136,493,663	136,493,663	136,493,663				136,493,663	136,493,663
Cash capital contribution raised since inception					$ 100,200		$ 70,200
Adjustments to carrying amount of convertible preferred stock					$ 1,100,000
Redemption value per share					$ 7.18
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Subject to possible redemption					50,483,785	50,483,785	50,483,785
Preference shares, par value (in Dollars per share)	$ 0.000001
Cash capital contribution raised since inception								$ 37,800
Stock price	$ 6.62
Proceed from sale of preferred stock	$ 30,000
Conversion of outstanding convertible notes, amount	$ 61,000
Converted preferred stock, shares	4,531,055
Conversion of outstanding convertible notes, shares	38,323,292
Redemption value per share					$ 6.620970
Series C Convertible Preferred Stock | Minimum
Class of Stock [Line Items]
Conversion price per share	$ 1.33
Series C Convertible Preferred Stock | Maximum
Class of Stock [Line Items]
Conversion price per share	$ 1.71
Holicity Inc.
Class of Stock [Line Items]
Common stock, shares outstanding				7,906,250
Percentage of shares issued and outstanding		20.00%
Percentage of number of shares					20.00%	20.00%
Preference shares authorized					1,000,000	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Warrants, description					(a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of Class A common stock issuable upon exercise of the Public Warrants.	(a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of Class A common stock issuable upon exercise of the Public Warrants.
Warrant expiration					5 years	5 years
Common stock, description					If (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 50% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 10 trading day period starting on the trading day after the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price of the Warrants will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	If (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 50% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 10 trading day period starting on the trading day after the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price of the Warrants will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Public warrants for redemption					The Company may only call the Public Warrants for redemption: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption; and ● if, and only if, (i) the warrants are currently exercisable, (ii) there is an effective registration statement covering the Class A common stock issuable upon exercise of the warrants and (iii) the last sales price of the Class A common stock equals or exceeds $18.00 per share on each of 20 trading days within the 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The Company may call both the Private Placement Warrants and the Public Warrants for redemption: ● in whole and not in part; ● at a price of $0.	The Company may call the Public Warrants for redemption: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption; and ● if, and only if, the last sales price of the Class A common stock equals or exceeds $18.00 per share on each of 20 trading days within the 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Description of private placement warrants and the public warrants for redemption					The Company may call both the Private Placement Warrants and the Public Warrants for redemption: ● in whole and not in part; ● at a price of $0.10 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption; and ● if, and only if, (i) there is an effective registration statement covering the Class A common stock issuable upon exercise of the warrants, and a current prospectus relating thereto, available throughout the 30-day redemption period, and (ii) the last reported sales price of the Class A common stock reported has been at least $10.00 per share on the trading day prior to the date on which notice of the redemption is given. During this 30-day redemption period in connection with a redemption of warrants when the price of the Class A common stock is at least $10.00 per share and no more than $18.00 per share, the holders of the warrants may elect to receive, in lieu of the redemption price, a number of shares of Class A common stock per warrant determined by reference to the table as set forth in the warrant agreement.
Convertible preferred stock, issued					0	0	0
Number of shares sold			300,000,000
Preferred stock, shares outstanding					0	0	0
Stock price			$ 10.00		$ 10.00
Holicity Inc. | Common Class A
Class of Stock [Line Items]
Common stock, shares authorized					200,000,000	200,000,000	200,000,000
Common stock par value					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued					6,173,064	4,176,807	4,176,807
Common stock, shares outstanding					6,173,064	4,176,807	4,176,807
Subject to possible redemption					23,826,936	25,823,193	25,823,193
Number of shares transferred					20,000,000
Stock price			$ 11.50
Holicity Inc. | Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized					20,000,000	20,000,000	20,000,000
Common stock par value					$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares issued					7,500,000	7,500,000	7,500,000
Common stock, shares outstanding					7,500,000	7,500,000	7,500,000
Common stock, share issued										7,187,500
Stock Split, shares				7,906,250
Shares forfeited by company		406,250
Aggregate of initial public offering units		7,500,000
Number of shares transferred						7,906,250